Disclosure of Changes in Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Number of options, Opening Balance	17,678,341	9,178,892
Weighted average exercise price Options, Opening balance	$ 0.22	$ 0.19
Number of options granted during the period	8,865,000	10,150,000
Weighted average exercise price, Options Granted	$ 0.35	$ 0.27
Number of options exercised during the period	(56,250)
Weighted average exercise price, Options Exercised	$ 0.15
Number of options expired or cancelled during the period		(1,650,551)
Weighted average exercise price, Options Expired or cancelled		$ 0.36
Number of options, Closing Balance	24,487,091	17,678,341
Weighted average exercise price Options, Closing Balance	$ 0.33	$ 0.22